                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
------------------------------------           -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           55
Form 13F Information Table Value Total:     $235,230
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number    Name
---     ----------------------   ----
No. 1   028-11686                American Assets, Inc.
No. 2   028-11690                Ernest S. Rady

                           Form 13-F Information Table
                            as of September 30, 2000

                                                                VOTING AUTHORITY

                            TITLE                  VALUE   SHARES/  SH/  PUT/  INVSTMT     OTHER
NAME OF ISSUER            OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE   SHARED  NONE
--------------            --------  -----------  --------  -------  ---  ----  -------  ----------  -------  ------  ----
AXA FINL                  COM       002451 10 2     5094    100000  SH         DEFINED  Nos. 1 & 2   100000
ABBOTT LABS               COM       002824 10 0      951     20000  SH         DEFINED  Nos. 1 & 2    20000
ALLSTATE CORP             COM       020002 10 1      349     10000  SH         DEFINED  Nos. 1 & 2    10000
AMERICAN HOME PROD        COM       026609 10 7     1982     35000  SH         DEFINED  Nos. 1 & 2    35000
AMGEN INC                 COM       031162 10 0     2791     40000  SH         DEFINED  Nos. 1 & 2    40000
ASSOCIATES FIRST CAP      COM       046008 10 8      255      7000  SH         DEFINED  Nos. 1 & 2     7000
ASSOCIATES FIRST CAPITAL  COM       046008 10 8      505     13000  SH         DEFINED  Nos. 1 & 2    13000
BANK AMER CORP            COM       060505 10 4     6720    128000  SH         DEFINED  Nos. 1 & 2   128000
BANK ONE CORP             COM       06423A 10 3     7713    200000  SH         DEFINED  Nos. 1 & 2   200000
BEAR STEARNS              COM       073902 10 8     3321     53000  SH         DEFINED  Nos. 1 & 2    53000
BESTFOODS                 COM       08658U 10 1     1456     20000  SH         DEFINED  Nos. 1 & 2    20000
CATERPILLAR               COM       149123 10 1      338     10000  SH         DEFINED  Nos. 1 & 2    10000
CHASE MANHATTAN           COM       16161A 10 8     1386     30000  SH         DEFINED  Nos. 1 & 2    30000
CINCINNATI FINL CORP      COM       172062 10 1      355     10000  SH         DEFINED  Nos. 1 & 2    10000
CITIGROUP INC             COM       172967 10 1    20561    380000  SH         DEFINED  Nos. 1 & 2   380000
CORN PRODUCTS INTL        COM       219023 10 8      227     10000  SH         DEFINED  Nos. 1 & 2    10000
DEERE & CO                COM       244199 10 5      332     10000  SH         DEFINED  Nos. 1 & 2    10000
DONALDSON LUFKIN          COM       257661 10 8     4469     50000  SH         DEFINED  Nos. 1 & 2    50000
DUPONT                    COM       263534 10 9     3316     80000  SH         DEFINED  Nos. 1 & 2    80000
FEDERAL HM LN MTG CORP    COM       313400 30 1    16219    300000  SH         DEFINED  Nos. 1 & 2   300000
FEDERAL NATL MTG          COM       313586 10 9     6281     88000  SH         DEFINED  Nos. 1 & 2    88000
FIDELITY NAT'L FIN'L      COM       316326 10 7      737     30000  SH         DEFINED  Nos. 1 & 2    30000
FIRST AMERICAN CORP       COM       318522 30 7      744     35000  SH         DEFINED  Nos. 1 & 2    35000
FLEET BOSTON FIN CORP     COM       339030 10 8     5520    142000  SH         DEFINED  Nos. 1 & 2   142000
FORD MOTOR CO.            COM       345370 86 0      221      9000  SH         DEFINED  Nos. 1 & 2     9000
GEORGIA PAC CORP          COM       373298 10 8      471     20000  SH         DEFINED  Nos. 1 & 2    20000
GEORGIA PAC               COM       373298 70 2      269     10000  SH         DEFINED  Nos. 1 & 2    10000

HARTFORD FIN SVCS GRP     COM       416515 10 4     1459     20000  SH         DEFINED  Nos. 1 & 2    20000
JOHNSON & JOHNSON         COM       478160 10 4     1880     20000  SH         DEFINED  Nos. 1 & 2    20000
KEYCORP                   COM       493267 10 8     1530     60000  SH         DEFINED  Nos. 1 & 2    60000
KEYSPAN CORP              COM       49337W 10 0      881     22000  SH         DEFINED  Nos. 1 & 2    22000
KIMBERLY CLARK            COM       494368 10 3     1311     23000  SH         DEFINED  Nos. 1 & 2    23000
LONE STAR STEKHOUSE       COM       542307 10 3      731    100000  SH         DEFINED  Nos. 1 & 2   100000
MERCURY GEN CORP          COM       589400 10 0      283     10000  SH         DEFINED  Nos. 1 & 2    10000
MERRILL LYNCH             COM       590188 10 8     3294     50000  SH         DEFINED  Nos. 1 & 2    50000
MORGAN JP                 COM       616880 10 0     4920     30000  SH         DEFINED  Nos. 1 & 2    30000
MORGAN STANLEY DEAN       COM       617446 44 8     9144    100000  SH         DEFINED  Nos. 1 & 2   100000
PNC FINANCIAL             COM       693475 10 5      847     13000  SH         DEFINED  Nos. 1 & 2    13000
PEPSICO INC               COM       713448 10 8     3542     77000  SH         DEFINED  Nos. 1 & 2    77000
PFIZER INC                COM       717081 10 3    29187    650000  SH         DEFINED  Nos. 1 & 2   650000
PHILLIP MORRIS            COM       718154 10 7     7670    260000  SH         DEFINED  Nos. 1 & 2   260000
PINNACLE WEST CAP CORP    COM       723484 10 1     1526     30000  SH         DEFINED  Nos. 1 & 2    30000
PROCTOR & GAMBLE          COM       742718 10 9     2680     40000  SH         DEFINED  Nos. 1 & 2    40000
PROGRESSIVE CORP          COM       743315 10 3      410      5000  SH         DEFINED  Nos. 1 & 2     5000
RAYTHEON CO. CL B         COM       755111 40 8      569     20000  SH         DEFINED  Nos. 1 & 2    20000
ROYAL DUTCH SHELL PLC     COM       780257 80 4     7576    126000  SH         DEFINED  Nos. 1 & 2   126000
SCHERING PLOUGH           COM       806605 10 1    11160    240000  SH         DEFINED  Nos. 1 & 2   240000
SEAGRAM CO LTD.           COM       811850 10 6      574     10000  SH         DEFINED  Nos. 1 & 2    10000
STARWOOD HOTELS           COM       85590A 20 3      500     16000  SH         DEFINED  Nos. 1 & 2    16000
UST INC                   COM       902911 10 6      459     20000  SH         DEFINED  Nos. 1 & 2    20000
USG CORP                  COM       903293 40 5      500     20000  SH         DEFINED  Nos. 1 & 2    20000
WFS FINANCIAL             COM       92923B 10 6      186     11000  SH         DEFINED  Nos. 1 & 2    11000
WELLS FARGO & CO.         COM       949746 10 1    19320    420000  SH         DEFINED  Nos. 1 & 2   420000
WESTCORP                  COM       957907 10 8    29180   1906000  SH         DEFINED  Nos. 1 & 2  1906000
DAIMLER CHRYSLER          COM       D1668R 12 3     1328     30000  SH         DEFINED  Nos. 1 & 2    30000